Investments (Details) - Schedule of Cost and Fair Value of Available for Sale Investments - Corporate Debt Securities [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Cost and Fair Value of Available for Sale Investments [Line Items]
Amortized Cost		$ 6,457
Gross Unrealized Gains
Gross Unrealized Losses		(16)
Fair Value		$ 6,441